BUSINESS SEGMENT INFORMATION - Assets and liabilities by business segment and geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Deferred tax assets	$ 126	$ 127
Retirement benefit asset	92	62
Cash at bank	365	169	$ 100
Total assets	8,059	7,866	7,344
Non-current assets	4,764	4,946	4,718
Liabilities	3,185	3,222	3,386
Long-term borrowings	1,301	1,423
Retirement benefit obligations	114	131
Deferred tax liabilities	99	97
Bank overdrafts and loans	164	27
Current tax payable	223	233
Depreciation of property, plant and equipment	251	243	224
Amortisation of acquisition intangibles	113	130	130
Amortisation of other intangible assets	63	62	61
Total depreciation and amortisation expense	427	435	415
Impairment of property, plant and equipment	5
Impairment losses on acquisition intangibles		10	48
Impairment losses on other intangible assets	3
Impairment reversal on trade investments		2
Total non-cash items	435	447	463
Additions to property, plant and equipment	332	308	320
Additions to intangibles	15	68	72
Capital expenditure (excluding business combinations)	347	376	392
Trade investments	4	8	2
Acquisitions – Goodwill		132	211
Acquisitions – Intangible assets		61	85
Acquisitions – Property, plant and equipment		1	2
Capital and acquisition expenditure	351	578	692
Operating segments
Disclosure of operating segments [line items]
Total assets	7,476	7,508	7,147
Liabilities	1,284	1,311	1,247
Unallocated amounts
Disclosure of operating segments [line items]
Deferred tax assets	126	127	97
Retirement benefit asset	92	62
Cash at bank	365	169	100
Long-term borrowings	1,301	1,423	1,564
Retirement benefit obligations	114	131	164
Deferred tax liabilities	99	97	94
Bank overdrafts and loans	164	27	86
Current tax payable	223	233	231
United Kingdom
Disclosure of operating segments [line items]
Non-current assets	354	364	335
United States of America
Disclosure of operating segments [line items]
Non-current assets	3,186	3,295	3,145
Other
Disclosure of operating segments [line items]
Non-current assets	$ 1,224	$ 1,287	$ 1,238